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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Brokerage Cash Reserves
ING Aeltus Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2006 (Unaudited)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 2.7%

$7,000,000	C	ABN Amro Bank, 5.350%, due 12/11/07	$7,000,000
2,500,000		Credit Suisse First Boston, 5.506%, due 02/02/07	2,498,456
500,000		Deutsche Bank AG, 5.620%, due 02/14/07	499,594

		Total Certificates of Deposit
		(Cost $9,998,050)	9,998,050

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%

2,750,000	@@, #, C	Cheyne High Grade CDO Ltd., 5.380%, due 11/13/07	2,750,000
3,000,000	@@, #, C	Newcastle CDO Ltd., 5.380%, due 03/26/07	3,000,000
3,200,000	@@, #, C, I	Newcastle CDO Ltd., 5.380%, due 09/24/07	3,200,000
3,200,000	@@, #, C, I	Newcastle CDO Ltd., 5.380%, due 10/24/07	3,200,000

		Total Collateralized Mortgage Obligations
		(Cost $12,150,000)	12,150,000

COMMERCIAL PAPER: 38.9%

750,000		Alliance & Leicester PLC, 5.230%, due 04/10/07	739,213
10,000,000		Alliance & Leicester PLC, 5.280%, due 03/20/07	9,885,600
1,500,000		ANZ National, 5.170%, due 04/04/07	1,479,966
8,000,000		ASB Finance Ltd., 5.285%, due 01/17/07	7,945,196
2,600,000		Banco Santander Central Hispano, S.A., 5.320%, due 02/07/07	2,585,784
17,000,000	@@, #	BHP Billiton Financial USA Ltd., 5.330%, due 01/25/07	16,953,045
2,300,000	@@, #	Caisse Nationale, 5.295%, due 01/04/07	2,298,985
15,000,000		Concord Minutemen Capital Co., LLC, 5.290%, due 02/06/07	14,916,722
5,258,000		Crown Point Capital Co., 5.280%, due 01/17/07	5,235,673
5,000,000		Crown Point Capital Co., 5.330%, due 01/18/07	4,987,415
10,000,000		Duke Funding High Grade I Ltd., 5.320%, due 01/12/07	9,974,773
700,000		HBOS Treasury Services PLC, 5.280%, due 01/30/07	697,023
703,000		Jupiter Securitization Corp., 5.310%, due 01/03/07	702,793
11,000,000		Monument Gardens Funding, LLC, 5.290%, due 01/22/07	10,970,872
13,493,000	#	Old Line Funding, 5.320%, due 01/19/07	13,439,873
9,000,000		Park Avenue Receivables Corp., 5.295%, due 02/21/07	8,932,489
600,000		Societe Generale, 5.280%, due 01/08/07	599,384
8,000,000		St. Germain Holdings Ltd., 5.300%, due 01/11/07	7,988,222
2,000,000		Three Pillars Funding Corp., 5.260%, due 03/15/07	1,978,668
4,869,000	#	Thunder Bay Funding, LLC, 5.330%, due 01/18/07	4,852,784
12,000,000		Tulip Funding Corp., 5.320%, due 01/02/07	11,998,227
3,610,000		UBS Finance, 5.215%, due 05/11/07	3,560,427
1,500,000		Westpac Trust, 5.400%, due 01/08/07	1,498,425

		Total Commercial Paper
		(Cost $144,221,559)	144,221,559

CORPORATE BONDS/NOTES: 50.4%

1,000,000	@@	Alliance & Leicester PLC, 5.449%, due 01/14/08	1,000,743
2,000,000	#	Allstate Life Global Funding II, 5.430%, due 04/02/07	2,000,321
1,200,000		American Express Bank FSB, 5.430%, due 11/16/07	1,201,028
3,000,000		American Express Bank FSB, 5.440%, due 07/19/07	3,001,791
1,000,000		American Express Credit, 5.350%, due 06/12/07	1,000,035
4,120,000		American General Finance Corp., 5.292%, due 11/15/07	4,092,349
4,600,000	#, C	American General Finance Corp., 5.400%, due 01/15/08	4,599,972

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2006 (Unaudited) (continued)

Principal Amount				Value

CORPORATE BONDS/NOTES (continued)
$ 7,100,000		American General Finance Corp., 5.485%, due 08/16/07		$7,106,352
6,000,000		Bank of America, N.A., 5.315%, due 02/23/07		5,999,857
4,000,000		Bank of America, N.A., 5.315%, due 04/18/07		3,999,901
2,000,000	#	Bank of New York, Inc., 5.410%, due 01/25/08		2,000,000
508,000		Bear Stearns Cos., Inc., 5.289%, due 12/15/07		514,803
2,000,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07		2,000,434
3,325,000		Bear Stearns Cos., Inc., 5.410%, due 01/28/08		3,325,000
3,400,000		Bear Stearns Cos., Inc., 5.430%, due 01/04/08		3,400,000
5,000,000	@@	BNP Paribas, 5.312%, due 01/26/07		5,000,000
6,000,000		Credit Suisse, 5.342%, due 01/12/07		5,999,899
1,000,000		Credit Suisse, 5.356%, due 03/27/07		999,984
4,000,000	#	Duke Funding High Grade I Ltd., 5.330%, due 06/06/07		3,999,829
5,000,000		General Electric Capital Corp., 5.425%, due 06/22/07		5,002,052
5,900,000		General Electric Capital Corp., 5.475%, due 07/09/07		5,900,000
4,000,000	I	Goldman Sachs Group, Inc., 5.390%, due 02/14/07		4,000,000
5,000,000	I	Goldman Sachs Group, Inc., 5.390%, due 05/11/07		5,000,000
3,200,000	#	Goldman Sachs Group, Inc., 5.400%, due 01/15/08		3,200,000
2,000,000	#	Goldman Sachs Group, Inc., 5.475%, due 09/14/07		2,001,525
2,900,000	@@, #	HBOS Treasury Services PLC, 5.396%, due 02/01/08		2,900,000
6,300,000	@@, #	HBOS Treasury Services PLC, 5.436%, due 01/24/08		6,300,865
6,000,000	@@, #	HBOS Treasury Services PLC, 5.452%, due 01/12/07		6,000,191
1,510,000		HSBC Finance Corp., 5.414%, due 05/10/07		1,510,174
2,200,000		JPMorgan Chase & Co., 5.378%, due 05/30/07		2,198,782
4,085,000		Lehman Brothers Holdings, Inc., 5.403%, due 06/15/07		4,135,691
2,500,000		Lehman Brothers Holdings, Inc., 5.415%, due 07/19/07		2,501,298
2,700,000		Lehman Brothers Holdings, Inc., 5.494%, due 04/20/07		2,701,228
6,000,000		Marshall & Ilsley Bank, 5.364%, due 03/30/07		6,000,404
9,000,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07		9,000,000
7,400,000	#, I	Money Market Trust - Series A, 5.425%, due 11/09/07		7,400,000
5,000,000		Morgan Stanley, 5.410%, due 01/04/08		5,004,735
2,000,000		Morgan Stanley, 5.499%, due 02/15/07		2,000,404
4,624,000		Morgan Stanley, 5.512%, due 01/12/07		4,624,158
3,500,000		Natixis SA, 5.310%, due 12/05/07		3,499,366
3,925,000		Suntrust Bank, 5.408%, due 07/01/07		3,918,006
6,500,000		Toronto Dominion Bank, 5.320%, due 04/27/07		6,500,000
4,500,000		Toyota Motor Credit Corp., 5.302%, due 04/26/07		4,500,000
6,200,000		Verizon Global Funding Corp., 5.470%, due 01/12/07		6,200,000
5,500,000		Washington Mutual Bank, 5.410%, due 02/28/07		5,500,497
3,500,000		Washington Mutual Bank, 5.415%, due 11/16/07		3,501,277
2,750,000		Wells Fargo & Co., 5.386%, due 01/02/08		2,750,000
2,100,000		Westpac Banking Corp., 5.393%, due 01/11/08		2,100,000

		Total Corporate Bonds/Notes
		(Cost $187,092,951)		187,092,951

REPURCHASE AGREEMENTS: 4.8%

18,004,000		Morgan Stanley Repurchase Agreement dated 12/29/06, 5.250%, due 01/02/07, $18,014,502 to be received upon repurchase (Collateralized by $34,720,000 Resolution Funding Corp., Discount Note, $18,365,491, due 10/15/19).		18,004,000

		Total Repurchase Agreements
		(Cost $18,004,000)		18,004,000

		Total Investments in Securities
		(Cost $371,466,560)*	100.1%	$371,466,560
		Other Assets and Liabilities - Net	(0.1)	(424,695)
		Net Assets	100.0%	$371,041,865

PORTFOLIO OF INVESTMENTS
Brokerage Cash Reserves(1)	as of December 31, 2006 (Unaudited) (continued)

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less.  Rate shown reflects current rate.

CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
*	Cost for federal income tax purposes is the same for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of December 31, 2006 (Unaudited)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 2.0%

$3,000,000		ABN Amro Bank, 5.350%, due 12/11/07	$3,000,000
2,000,000		Credit Suisse First Boston, 5.506%, due 02/02/07	1,998,765
1,000,000		Mizuho Corporate Bank, 5.350%, due 02/08/07	999,978

		Total Certificates of Deposit
		(Cost $5,998,743)	5,998,743

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.4%

2,000,000	@@, #, C	Cheyne High Grade CDO Ltd., 5.380%, due 11/13/07	2,000,000
2,300,000	@@, #, C	Newcastle CDO Ltd., 5.380%, due 03/26/07	2,300,000
3,000,000	@@, #, C, I	Newcastle CDO Ltd., 5.380%, due 09/24/07	3,000,000
3,000,000	@@, #, C, I	Newcastle CDO Ltd., 5.380%, due 10/24/07	3,000,000

		Total Collateralized Mortgage Obligations
		(Cost $10,300,000)	10,300,000

COMMERCIAL PAPER: 41.9%

7,950,000		Alliance & Leicester PLC, 5.280%, due 03/20/07	7,859,052
500,000		ANZ National, 5.170%, due 04/04/07	493,322
4,000,000		ASB Finance Ltd., 5.285%, due 01/17/07	3,984,367
2,000,000		Banco Santander Central Hispano, S.A., 5.320%, due 02/07/07	1,989,064
13,500,000	@@, #	BHP Billiton Finance USA, 5.330%, due 01/25/07	13,462,599
4,000,000		Cafco, LLC, 5.285%, due 01/05/07	3,997,651
1,762,000		Cargill, Inc., 5.350%, due 01/16/07	1,758,072
13,000,000		Concord Minutemen Capital Co., LLC, 5.290%, due 02/06/07	12,936,841
552,000		Crown Point Capital Co., 5.220%, due 04/13/07	543,836
9,500,000		Crown Point Capital Co., 5.330%, due 01/18/07	9,476,089
10,000,000		Duke Funding High Grade I Ltd., 5.320%, due 01/12/07	9,976,268
302,000		General Electric Capital Corp., 5.260%, due 04/06/07	297,808
500,000		HBOS Treasury Services PLC, 5.280%, due 01/30/07	497,873
4,095,000		IXIS, 5.220%, due 03/26/07	4,044,835
11,500,000		Monument Gardens Funding, LLC, 5.290%, due 01/22/07	11,471,737
10,186,000	#	Old Line Funding, LLC, 5.300%, due 01/26/07	10,147,175
11,055,000		Park Avenue Receivables Corp., 5.295%, due 02/21/07	10,985,205
4,000,000		St. Germain Holdings Ltd., 5.300%, due 01/11/07	3,994,111
2,000,000		Svenska Handelsbank, 5.330%, due 01/26/07	1,992,597
1,500,000		Three Pillars Funding Corp., 5.260%, due 03/15/07	1,484,001
2,500,000	#	Thunder Bay Funding, LLC, 5.330%, due 01/18/07	2,485,565
9,000,000		Tulip Funding Corp., 5.320%, due 01/02/07	8,998,670
2,000,000		UBS Finance, 5.215%, due 05/11/07	1,962,336
900,000		Westpac Banking Corp., 5.260%, due 03/29/07	888,559
1,000,000		Westpac Trust, 5.400%, due 01/08/07	998,950

		Total Commercial Paper
		(Cost $126,726,583)	126,726,583

CORPORATE BONDS/NOTES: 48.7%

1,000,000	@@	Alliance & Leicester PLC, 5.449%, due 01/14/08	1,000,743
1,000,000		American Express Bank FSB, 5.430%, due 11/16/07	1,000,856
3,000,000		American Express Bank FSB, 5.440%, due 07/19/07	3,001,791
2,650,000		American Express Bank FSB, 5.440%, due 09/14/07	2,651,973

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of December 31, 2006 (Unaudited) (continued)

Principal Amount			Value

CORPORATE BONDS/NOTES (continued)
$3,870,000		American General Finance Corp., 5.374%, due 11/15/07	$3,842,655
3,250,000		American General Finance Corp., 5.400%, due 01/15/08	3,249,979
2,000,000		American Honda Finance Corp., 5.480%, due 08/23/07	2,001,680
5,000,000		Bank of America, N.A., 5.315%, due 02/23/07	4,999,881
3,000,000		Bank of America, N.A., 5.315%, due 04/18/07	2,999,926
2,000,000	#	Bank of New York, Inc., 5.410%, due 01/25/08	2,000,000
1,500,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	1,500,326
2,350,000		Bear Stearns Cos., Inc., 5.410%, due 01/28/08	2,350,000
2,500,000		Bear Stearns Cos., Inc., 5.430%, due 01/04/08	2,500,000
4,000,000	@@	BNP Paribas, 5.254%, due 01/26/07	4,000,000
5,000,000		Credit Suisse, 5.342%, due 01/12/07	4,999,916
1,400,000		Credit Suisse, 5.356%, due 03/27/07	1,399,968
4,000,000	#	Duke Funding High Grade I Ltd., 5.330%, due 06/06/07	3,999,829
4,000,000		General Electric Capital Corp., 5.425%, due 06/22/07	4,001,641
5,000,000		General Electric Capital Corp., 5.475%, due 07/09/07	5,000,000
2,000,000	I	Goldman Sachs Group, Inc., 5.390%, due 02/14/07	2,000,000
2,000,000	I	Goldman Sachs Group, Inc., 5.390%, due 05/11/07	2,000,000
2,200,000	#	Goldman Sachs Group, Inc., 5.400%, due 01/15/08	2,200,000
3,500,000	#	Goldman Sachs Group, Inc., 5.475%, due 09/14/07	3,502,669
1,500,000		Goldman Sachs Group, Inc., 5.510%, due 01/09/07	1,501,690
1,400,000	@@, #	HBOS Treasury Services PLC, 5.396%, due 02/01/08	1,400,000
5,700,000	@@, #	HBOS Treasury Services PLC, 5.436%, due 01/24/08	5,700,923
3,000,000	@@, #	HBOS Treasury Services PLC, 5.452%, due 01/12/07	3,000,096
1,600,000	@@, #	HBOS Treasury Services PLC, 7.093%, due 07/23/07	1,584,804
1,800,000		JPMorgan Chase & Co., 5.378%, due 05/30/07	1,799,003
2,500,000		Key Bank, N.A., 5.415%, due 02/09/07	2,500,129
2,000,000		Lehman Brothers Holdings, Inc., 5.415%, due 07/19/07	2,001,038
2,300,000		Lehman Brothers Holdings, Inc., 5.494%, due 04/20/07	2,301,046
1,000,000		Marshall & Ilsley Bank, 5.356%, due 08/01/06	999,897
6,500,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07	6,500,000
6,700,000	#, I	Money Market Trust - Series A, 5.425%, due 11/09/07	6,700,000
2,000,000		Morgan Stanley, 5.410%, due 01/04/08	2,001,894
4,800,000		Morgan Stanley, 5.499%, due 02/15/07	4,800,970
2,800,000		Morgan Stanley, 5.512%, due 01/12/07	2,800,098
3,000,000		Natixis SA, 5.310%, due 12/05/07	2,999,457
2,000,000	@@	Royal Bank of Scotland Group PLC, 5.496%, due 04/27/07	1,990,662
5,500,000		Toronto Dominion Bank, 5.320%, due 04/27/07	5,500,000
3,000,000		Toyota Motor Credit Corp., 5.244%, due 04/26/07	3,000,000
5,400,000	#	Verizon Global Funding Corp., 5.470%, due 01/12/07	5,400,000
3,000,000		Washington Mutual Bank, 5.355%, due 09/17/07	2,999,844
4,500,000		Washington Mutual Bank, 5.410%, due 02/28/07	4,500,387
5,000,000		Washington Mutual Bank, 5.415%, due 11/16/07	5,001,953
2,500,000		Wells Fargo & Co., 5.386%, due 01/02/08	2,500,000
1,600,000		Westpac Banking Corp., 5.393%, due 01/11/08	1,600,000

		Total Corporate Bonds/Notes
		(Cost $147,287,724)	147,287,724

U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.6%

		Federal Home Loan Bank: 1.6%
5,000,000		5.555%, due 08/15/07	5,000,000

		Total U.S. Government Agency Obligations
		(Cost $5,000,000)	5,000,000

REPURCHASE AGREEMENTS: 2.5%

7,580,000		Morgan Stanley Repurchase Agreement dated 12/29/06, 5.250%, due 01/02/07, $7,584,422 to be received upon repurchase (Collateralized by $14,620,000 Resolution Funding Corp., Discount Note, $7,733,395, due 10/15/19).	7,580,000

PORTFOLIO OF INVESTMENTS
ING Aeltus Money Market Fund(1)	as of December 31, 2006 (Unaudited) (continued)

		Value

Total Repurchase Agreements
(Cost $7,580,000)		$7,580,000

Total Investments in Securities
(Cost $302,893,050)*	100.1%	$302,893,050
Other Assets and Liabilities - Net	(0.1)	(353,729)
Net Assets	100.0%	$302,539,321

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less.  Rate shown reflects current rate.

CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C	Bond may be called prior to maturity date
I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 1, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 1, 2007